Organization - Schedule of Operations of VIEs (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization
Revenues	¥ 578,002,415	$ 83,802,474	¥ 1,600,712,429	¥ 3,549,458,230
Net income/(loss)	¥ (221,602,406)	$ (32,129,326)	¥ 868,473,261	¥ 562,471,865